Document and Entity Information	12 Months Ended
May 31, 2020
Cover [Abstract]
Entity Registrant Name	SIMPLICITY ESPORTS & GAMING Co
Entity Central Index Key	0001708410
Document Type	POS AM
Amendment Flag	true
Amendment Description	The registrant is filing this post-effective amendment to update the financial statements and other information contained in the registrant's registration statement on Form S-1 (Registration No. 333-228906) (the "Registration Statement"), which was declared effective by the Securities and Exchange Commission on September 30, 2020. The Registration Statement related to (i) the issuance by the registrant of up to 6,449,000 shares of the registrant's common stock, par value $0.0001 per share ("Common Stock"), which consist of (a) 5,200,000 shares of Common Stock that may be issued upon the exercise of 5,200,000 warrants (the "Public Warrants") originally sold as part of units in the registrant's initial public offering (the "IPO") and which entitle the holder to purchase Common Stock at an exercise price of $11.50 per share of Common Stock, (b) 261,500 shares of Common Stock that may be issued upon the exercise of 261,500 warrants (the "Private Placement Warrants") underlying units originally issued in a private placement that closed simultaneously with the consummation of the IPO (the "Private Placement Units"), which entitle the holder to purchase Common Stock at an exercise price of $11.50 per share of Common Stock, and (c) 987,500 shares of Common Stock, which represent shares of Common Stock that may be issued upon the exercise of 987,500 warrants (the "2019 Warrants", and together with the Public Warrants and Private Placement Warrants, the "Warrants") originally sold as part of units in a private placement that commenced on March 27, 2019 (the "2019 Private Placement") and which entitle the holder to purchase Common Stock at an exercise price of $4.00 per share of Common Stock, and (ii) the resale from time to time of 6,203,969 shares of Common Stock and 261,500 Private Placement Warrants by the selling securityholders named in the prospectus or their permitted transferees. As of October 5, 2020, an aggregate of 261,648 shares have been resold pursuant to the Registration Statement. No additional securities are being registered pursuant to this post-effective amendment to the Registration Statement. All applicable registration fees were previously paid on December 19, 2018, July 12, 2019 and September 23, 2019.
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false